Fair Value Measurements (Detail) - USD ($) $ in Thousands	Sep. 26, 2015		Dec. 27, 2014		Dec. 28, 2013
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member] | Reported Value Measurement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Senior Secured Term Loan Facility	$ 95,500	[1]	$ 93,721	[1],[2]	$ 102,500	[2]
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member] | Estimate of Fair Value Measurement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Senior Secured Term Loan Facility	95,500	[1]	94,443	[1],[2]	102,500	[2]
Interest Rate Cap 2014 [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate caps	1		38		$ 0
Interest Rate Cap 2015 [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate caps	$ 53		$ 0

[1]	exclusive of depreciation and amortization, shown separately
[2]	The fair value of long-term debt was estimated using a discounted cash flow method based on a discount rate, reflecting the applicable credit spread.